Leases - Schedule of Supplemental Balance Sheet Information Related to Operating Leases (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Supplemental Balance Sheet Information Related To Operating Leases Abstract
Right-of-use assets	$ 247,573	$ 28,085
Operating lease liabilities - current	126,319
Operating lease liabilities - non-current	81,452
Total operating lease liabilities	$ 207,771
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1 year 9 months 29 days
Weighted average discount rate	3.61%